Note 19 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents (notes 3 and 4)	$ 20,780	$ 18,752
Short-term investments (notes 3 and 5)	29,186	29,054
LONG-TERM INVESTMENTS (notes 8)	992	992
Reported Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	20,780	18,752
Restricted cash	39	37
Short-term investments (notes 3 and 5)	29,186	29,054
LONG-TERM INVESTMENTS (notes 8)	992	992
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	20,780	18,752
Restricted cash	39	37
Short-term investments (notes 3 and 5)	29,186	29,054
LONG-TERM INVESTMENTS (notes 8)	$ 992	$ 992